FAIR VALUE MEASUREMENTS - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
The estimated fair value of long-term debt	$ 4,043,427	$ 3,714,018
The carrying value of long-term debt, excluding unamortized deferred financing costs and original issue premium	$ 4,104,525	$ 3,619,139